Unrecognized contractual commitments (telecom activities) - Property lease commitments - Maturities (Details) € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 228
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	94
Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	41
Operating Lease, Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	152
Operating Lease, Property [Member] | Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	45
Operating Lease, Property [Member] | Later than one year and not later than two years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	25
Operating Lease, Property [Member] | Later than two years and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	16
Operating Lease, Property [Member] | Later than three years and not later than four years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	19
Operating Lease, Property [Member] | Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	10
Operating Lease, Property [Member] | Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 37